SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Movement of Allowance for Financing Receivable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of the year		¥ 303
Adjustment related to ASC 326 adoption	¥ 32,975	303	¥ 32,975
Adjusted opening balance as of January 1, 2020	32,975	303	32,975
Current year net provision	32,689	187
Write-off	(490)	(490)
Balance at end of the year	¥ 32,975
Loan term of financing receivables	24 months
Overdue for more than 90 days
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Loans receivable written-off	¥ 500	500
Loans overdue			12,500	¥ 2,500
Loans overdue for more than 90 days			5,200	800
ASU 2016-13 | Adjusted balance
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of the year	303
Adjustment related to ASC 326 adoption	776	303	776	303
Adjusted opening balance as of January 1, 2020	776	303	776	¥ 303
Balance at end of the year	776	¥ 303
ASU 2016-13 | Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Adjustment related to ASC 326 adoption	776		776
Adjusted opening balance as of January 1, 2020	776		¥ 776
Balance at end of the year	¥ 776